Financial Instruments - Summary of Analysis of Group's Financial Liabilities into Relevant Maturity Groupings Based on Contractual Maturities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt securities
Disclosure of Risks [line items]
Financial liabilities	₺ 28,430,710	₺ 29,680,889
Liquidity risk
Disclosure of Risks [line items]
Financial liabilities	99,842,374	101,906,890
Financial liabilities contractual cash flows	(115,394,837)	(119,932,721)
Liquidity risk | 6 months or less
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(33,112,417)	(31,858,989)
Liquidity risk | 6-12 months
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(9,236,742)	(10,185,939)
Liquidity risk | 1-2 years
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(29,692,994)	(11,309,825)
Liquidity risk | 2-5 years
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(37,997,735)	(40,989,396)
Liquidity risk | More than 5 Years
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(5,354,949)	(25,588,572)
Liquidity risk | Secured bank loans
Disclosure of Risks [line items]
Financial liabilities	4,724,253	5,168,709
Non-derivative financial liabilities, Contractual cash flows	(6,237,895)	(5,974,716)
Liquidity risk | Secured bank loans | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,147,106)	(1,015,215)
Liquidity risk | Secured bank loans | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(436,679)	(400,352)
Liquidity risk | Secured bank loans | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(852,531)	(783,620)
Liquidity risk | Secured bank loans | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(2,356,083)	(2,171,728)
Liquidity risk | Secured bank loans | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,445,496)	(1,603,801)
Liquidity risk | Unsecured bank loans
Disclosure of Risks [line items]
Financial liabilities	45,064,412	47,000,370
Non-derivative financial liabilities, Contractual cash flows	(49,785,432)	(51,443,715)
Liquidity risk | Unsecured bank loans | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(13,743,381)	(14,624,311)
Liquidity risk | Unsecured bank loans | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(7,383,064)	(8,071,932)
Liquidity risk | Unsecured bank loans | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(11,507,099)	(7,441,277)
Liquidity risk | Unsecured bank loans | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(17,151,888)	(18,517,855)
Liquidity risk | Unsecured bank loans | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows		(2,788,340)
Liquidity risk | Debt securities
Disclosure of Risks [line items]
Financial liabilities	31,867,956	31,534,111
Non-derivative financial liabilities, Contractual cash flows	(37,314,608)	(38,976,944)
Liquidity risk | Debt securities | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(4,408,598)	(2,824,636)
Liquidity risk | Debt securities | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(818,467)	(856,600)
Liquidity risk | Debt securities | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(15,436,413)	(1,713,198)
Liquidity risk | Debt securities | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(16,651,130)	(17,921,121)
Liquidity risk | Debt securities | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows		(15,661,389)
Liquidity risk | Lease liabilities
Disclosure of Risks [line items]
Financial liabilities	2,427,588	5,034,195
Non-derivative financial liabilities, Contractual cash flows	(4,225,712)	(8,545,826)
Liquidity risk | Lease liabilities | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(669,746)	(1,273,149)
Liquidity risk | Lease liabilities | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(544,316)	(960,925)
Liquidity risk | Lease liabilities | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(693,147)	(1,513,561)
Liquidity risk | Lease liabilities | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,292,253)	(2,403,083)
Liquidity risk | Lease liabilities | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,026,250)	(2,395,108)
Liquidity risk | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities	13,785,953	11,423,268
Non-derivative financial liabilities, Contractual cash flows	(13,840,042)	(11,918,822)
Liquidity risk | Trade and other payables | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(12,622,496)	(11,681,227)
Liquidity risk | Trade and other payables | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(990,527)
Liquidity risk | Trade and other payables | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(227,019)	(237,595)
Liquidity risk | Due to related parties
Disclosure of Risks [line items]
Financial liabilities	590,785	399,156
Non-derivative financial liabilities, Contractual cash flows	(852,565)	(551,742)
Liquidity risk | Due to related parties | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(814,228)	(551,742)
Liquidity risk | Due to related parties | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(38,337)
Liquidity risk | Consideration payable in relation to acquisition of BeST and Boyut Enerji
Disclosure of Risks [line items]
Financial liabilities	1,027,057	1,098,399
Non-derivative financial liabilities, Contractual cash flows	(2,958,394)	(3,096,343)
Liquidity risk | Consideration payable in relation to acquisition of BeST and Boyut Enerji | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows		(15,370)
Liquidity risk | Consideration payable in relation to acquisition of BeST and Boyut Enerji | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(302,210)	(179,204)
Liquidity risk | Consideration payable in relation to acquisition of BeST and Boyut Enerji | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(2,656,184)	(2,901,769)
Liquidity risk | Currency and interest swap contracts
Disclosure of Risks [line items]
Financial liabilities	354,370	248,682
Derivative financial liabilities, Contractual cash flows	(180,189)	575,387
Liquidity risk | Currency and interest swap contracts | 6 months or less
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	293,138	111,291
Liquidity risk | Currency and interest swap contracts | 6-12 months
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(54,216)	103,870
Liquidity risk | Currency and interest swap contracts | 1-2 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(160,366)	157,201
Liquidity risk | Currency and interest swap contracts | 2-5 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(258,745)	203,595
Liquidity risk | Currency and interest swap contracts | More than 5 Years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows		(570)
Liquidity risk | Currency and interest swap contracts buy option
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(24,379,548)	(18,318,639)
Liquidity risk | Currency and interest swap contracts buy option | 6 months or less
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(22,325,369)	(17,168,992)
Liquidity risk | Currency and interest swap contracts buy option | 6-12 months
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(191,680)	(1,549,824)
Liquidity risk | Currency and interest swap contracts buy option | 1-2 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(351,830)	192,527
Liquidity risk | Currency and interest swap contracts buy option | 2-5 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(1,510,669)	222,079
Liquidity risk | Currency and interest swap contracts buy option | More than 5 Years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows		(14,429)
Liquidity risk | Currency and interest swap contracts sell option
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	24,199,359	18,894,026
Liquidity risk | Currency and interest swap contracts sell option | 6 months or less
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	22,618,507	17,280,283
Liquidity risk | Currency and interest swap contracts sell option | 6-12 months
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	137,464	1,653,694
Liquidity risk | Currency and interest swap contracts sell option | 1-2 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	191,464	(35,326)
Liquidity risk | Currency and interest swap contracts sell option | 2-5 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	₺ 1,251,924	(18,484)
Liquidity risk | Currency and interest swap contracts sell option | More than 5 Years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows		₺ 13,859